Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2020
Statutory rate	(24.90%)	(24.90%)	(12.50%)	(21.00%)		(12.50%)
US State income taxes, net of federal benefit	(2.50%)	(6.10%)	0.20%	(7.50%)		(0.20%)
Foreign rate differential	10.00%	6.50%	0.00%	5.80%		(0.80%)
Global Intangible Low-Taxed Income	0.00%	0.00%	0.00%	(1.10%)		0.00%
Non-deductible expenses	0.30%	0.50%	0.20%	0.30%		1.40%
Non-deductible interest	0.00%	0.00%	0.10%	(2.60%)		0.00%
Non-deductible officer compensation	0.00%	(0.30%)	0.00%	3.80%		0.00%
Warrants	0.00%	(0.70%)	0.00%	(5.80%)		0.00%
Transaction costs	0.1	(8.5)	0.0	2.4		0.0
Unrecognized tax benefit	(2.4)	(0.4)	0.0	7.6		0.3
Change in valuation allowance	7.00%	10.40%	(4.70%)	15.80%		6.10%
Impairment of goodwill	0.00%	0.00%	0.50%	0.00%		5.60%
Reorganization and fresh start adjustments	0.0	9.8	(7.5)	0.0	0.0	0.0
Return to provision adjustment	5.50%	0.00%	0.70%	(3.50%)		0.00%
Other	0.40%	(0.20%)	0.00%	(1.00%)		1.70%
Effective tax rate - provision (benefit)	(6.50%)	(13.90%)	2.00%	(6.80%)		1.60%
United States
Statutory rate					(21.00%)
LUXEMBOURG
Statutory rate					(24.90%)
Ireland
Statutory rate					(12.50%)